UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Hunter Global Investors L.P.
Address:  485 Madison Avenue, 22nd Floor
          New York, NY 10022

13F File Number: 02810344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
Title:     CFO
Phone:     212-453-8980
Signature, Place and Date of Signing:

    Tito Citarella  New York, New York      May 15, 2009


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    346182



    ISSUER                      TYPE         CUSIP     VALUE X   SHARES   SH/ PUT/  INVESTMENT      OTHER            VOTING
                                                        1000     PRN AMT  PRN CALL  DISCRETION    MANAGERS          AUTHORITY
                                                                                                              SOLE    SHARED    NONE
-------------------         ------------    ---------  -------   -------  --- ----  ----------    --------  ------------------------
APOLLO GROUP INC            Common Stock    037604105     4379     55900  SH           SOLE                   55900      0        0
ASSURANT INC                Common Stock    04621X108     2178    100000  SH           SOLE                  100000      0        0
AT&T INC                    Common Stock    00206R102     8014    318000  SH           SOLE                  318000      0        0
AUTOZONE INC                Common Stock    053332102     8538     52500  SH           SOLE                   52500      0        0
BANK OF AMERICA CORPORATION Common Stock    060505104     3734    547500  SH           SOLE                  547500      0        0
BAXTER INTERNATIONAL INC    Common Stock    071813109    13573    265000  SH           SOLE                  265000      0        0
CHUBB CORP                  Common Stock    171232101     2962     70000  SH           SOLE                   70000      0        0
CISCO SYSTEMS INC           Common Stock    17275R102    10062    600000  SH           SOLE                  600000      0        0
COCA-COLA CO                Common Stock    191216100    15383    350000  SH           SOLE                  350000      0        0
CR BARD INC                 Common Stock    067383109     7972    100000  SH           SOLE                  100000      0        0
DIANA SHIPPING INC          Common Stock    Y2066G104     1179    100000  SH           SOLE                  100000      0        0
ENDURANCE SPECIALTY
  HOLDINGS LTD              Shares          G30397106     9976    400000  SH           SOLE                  400000      0        0
INTUIT INC                  Common Stock    461202103     3002    111200  SH           SOLE                  111200      0        0
ISHARES DJ US REAL ESTATE   Index Shares    464287739    35262   1384979  SH           SOLE                 1384979      0        0
ISHARES IBOXX H/Y CORP BOND Index Shares    464288513    10720    158107  SH           SOLE                  158107      0        0
KNIGHT CAPITAL GROUP INC    Common Stock    499005106     3302    224000  SH           SOLE                  224000      0        0
LENNAR CORP                 Common Stock    526057104     2103    280000  SH           SOLE                  280000      0        0
LONGTOP FINANCIAL
  TECHNOLOGIES              ADR             54318P108     5308    250000  SH           SOLE                  250000      0        0
MERITAGE HOMES CORP         Common Stock    59001A102     3997    350000  SH           SOLE                  350000      0        0
MONSANTO CO                 Common Stock    61166W101     6233     75000  SH           SOLE                   75000      0        0
NEWALLIANCE BANCSHARES INC  Common Stock    650203102     2935    250000  SH           SOLE                  250000      0        0
NUCOR CORP                  Common Stock    670346105     3389     88800  SH           SOLE                   88800      0        0
PLATINUM UNDERWRITERS HLDGS Common Stock    G7127P100    12087    426200  SH           SOLE                  426200      0        0
PROSHARES ULTRASHORT LEHMAN Index Shares    74347R297    26407    605100  SH           SOLE                  605100      0        0
REGAL ENTERTAINMENT GROUP   Common Stock    758766109     6693    499107  SH           SOLE                  499107      0        0
RENAISSANCERE HOLDINGS LTD  Common Stock    G7496G103     3214     65000  SH           SOLE                   65000      0        0
SPDR BARCLAYS CAPITAL HIGH  Index Shares    78464A417     9798    332800  SH           SOLE                  332800      0        0
SPDR TRUST SERIES 1         Index Shares    78462F103   114437   1439091  SH           SOLE                 1439091      0        0
VALERO ENERGY CORP          Common Stock    91913Y100     2506    140000  SH           SOLE                  140000      0        0
VISA INC                    Common Stock    92826C839     6839    123000  SH           SOLE                  123000      0        0

                                           TOTAL MKT
   RECORDS                           30    VALUE       346,182

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